Cover	Jun. 26, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 26, 2023
Entity File Number	001-16501
Entity Registrant Name	Williams Industrial Services Group Inc.
Entity Central Index Key	0001136294
Entity Tax Identification Number	73-1541378
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	200 Ashford Center North
Entity Address, Address Line Two	Suite 425
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30338
City Area Code	770
Local Phone Number	879-4400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	WLMS
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false